INTANGIBLE ASSETS, NET - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 30,171	$ 4,734	¥ 15,756	¥ 11,995
Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	30,171	$ 4,734	15,756	11,995
Impairment loss on intangible assets	¥ 0		¥ 0	¥ 2,852